SUBSEQUENT EVENTS (Narrative) (Details)		1 Months Ended			12 Months Ended
	Jan. 10, 2022 shares	Mar. 17, 2022 Share	Jan. 18, 2022 CAD ($) $ / shares shares	Apr. 30, 2020 CAD ($) shares	Dec. 31, 2021 CAD ($) shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued for debt				$ 24,286
Shares issued for debt, shares | shares				714,286
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued due to PSUs vested | shares	2,000,000				2,000,000
Shares issued for debt			$ 1,039,751
Shares issued for debt, shares | shares			16,273,267
Shares issued price per share | $ / shares			$ 0.064
Number of share options expired | Share		325,000
Repayment of bonds payable					$ 146,000
Bonds subject to repayment at year end					$ 207,700